Borrowings - Summary of Borrowing (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Borrowings
Other borrowings	¥ 7,098	$ 1,029
Bank borrowings	86,023		¥ 15,153
Current portion of other borrowings	23,711		4,401
Current borrowings and current portion of non-current borrowings	109,734	$ 15,910	19,554
Total	¥ 116,832		¥ 19,554